Federated Floating Rate Strategic Income Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
INSTITUTIONAL SHARES (TICKER FFRSX)

SUPPLEMENT TO cURRENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED mAY 31, 2013
“Effective on or around September 13, 2013, the Fund will offer Class C Shares by separate Prospectus and Statement of Additional Information. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class C Shares.”
September 6, 2013
Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451866 (9/13)